Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay vs. Performance Table

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid, as computed under SEC rules, and certain financial performance of the Company. For more information about the Company’s executive compensation program, refer to the CD&A starting on p. 33 and the compensation tables starting on p.  51. Note that for our Named Executive Officers (“NEOs”) other than Mr. Lane, our principal executive officer (“PEO”), compensation is reported as an average.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)	Net Income (thousands) ($)(5)	Earnings Per Share ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	10,620,815	21,202,213	2,842,532	6,976,510	1,814.51	219.76	1,022,558	28.88
2024	8,176,738	14,549,444	2,398,730	5,142,103	821.48	182.40	522,433	14.60
2023	6,635,459	10,681,797	3,226,300	4,022,097	397.06	158.19	323,398	9.01
2022	5,386,708	6,948,812	1,616,978	1,907,821	221.05	114.87	245,947	6.82
2021	4,503,087	7,814,908	1,288,647	1,950,011	188.98	127.67	143,348	3.93

Company Selected Measure Name	earnings per share
Named Executive Officers, Footnote
(1)	Reflects the amounts of total compensation reported for Mr. Lane in column (b) and the average amounts of total compensation of the NEOs (other than Mr. Lane) in column (d), in each case, for each applicable year in the “Total” column of the “Summary Compensation Table.” The NEOs included for purposes of calculating such amounts are William George, Trent McKenna, Laura Howell, Julie Shaeff (2021-2024 only), and Terrence Reed (2025 only).

Peer Group Issuers, Footnote [Text Block]
(4)	The amounts reported in column (g) represent the peer group TSR under SEC rules, from December 31, 2020, the last trading day of 2020, through the last trading day for the applicable year in the table, assuming reinvestment of dividends and weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 400 Capital Goods Index, consistent with the peer group used for the stock performance graph in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025. While not directly comparable, the Company believes that the S&P 400 Capital Goods Index is an appropriate trade or line of business index.

PEO Total Compensation Amount	$ 10,620,815	$ 8,176,738	$ 6,635,459	$ 5,386,708	$ 4,503,087
PEO Actually Paid Compensation Amount	$ 21,202,213	14,549,444	10,681,797	6,948,812	7,814,908
Adjustment To PEO Compensation, Footnote
Under SEC rules, the amounts shown below were deducted and added to total compensation for Mr. Lane to determine the “compensation actually paid” for the applicable year:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Stock Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2025	10,620,815	(6,249,812)	16,831,210	21,202,213
2024	8,176,738	(4,509,860)	10,882,566	14,549,444
2023	6,635,459	(3,256,375)	7,302,713	10,681,797
2022	5,386,708	(2,613,579)	4,175,683	6,948,812
2021	4,503,087	(2,375,954)	5,687,775	7,814,908
(a)	Reflects the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable year for the PEO as reflected in the table above and the average of non-PEO NEOs set forth in the table below, as applicable. These amounts reflect the aggregate grant date fair value of stock awards granted during the applicable year, as determined in accordance with ASC Topic 718, excluding the effect of estimated forfeitures.
(b)	The equity award adjustments (or average equity award adjustments, as applicable) for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value of Outstanding and Unvested Equity Awards Granted in Same Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	10,741,125	7,185,889	—	(1,095,804)	—	—	16,831,210
2024	4,723,391	4,566,941	—	1,592,234	—	—	10,882,566
2023	3,676,557	3,073,436	—	552,720	—	—	7,302,713
2022	2,672,724	1,653,961	—	(151,002)	—	—	4,175,683
2021	2,618,925	2,491,617	—	577,233	—	—	5,687,775

Non-PEO NEO Average Total Compensation Amount	$ 2,842,532	2,398,730	3,226,300	1,616,978	1,288,647
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,976,510	5,142,103	4,022,097	1,907,821	1,950,011
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Under SEC rules, the amounts shown below were deducted and added to total compensation for non-PEO NEOs to determine the “compensation actually paid” for the applicable year:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Stock Awards ($)(a) above	Average Equity Award Adjustments ($)(b) above	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,842,532	(1,083,533)	5,217,511	6,976,510
2024	2,398,730	(884,813)	3,628,186	5,142,103
2023	3,226,300	(1,896,681)	2,692,478	4,022,097
2022	1,616,978	(499,556)	790,399	1,907,821
2021	1,288,647	(434,609)	1,095,973	1,950,011

The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year ($)	Average Fair Value of Outstanding and Unvested Equity Awards Granted in Same Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2025	1,861,610	2,455,755	—	900,146	—	—	5,217,511
2024	926,607	1,797,928	—	903,651	—	—	3,628,186
2023	2,004,075	581,873	—	106,530	—	—	2,692,478
2022	510,773	308,871	—	(29,245)	—	—	790,399
2021	478,976	497,219	—	119,778	—	—	1,095,973

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between: (a) the compensation actually paid to the Company’s PEO and (b) the average of the compensation actually paid to the Company’s other NEOs to (i) the TSR of the Company.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Company TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between: (a) the compensation actually paid to the Company’s PEO and (b) the average of the compensation actually paid to the Company’s other NEOs to (ii) the net income of the Company over the five years presented in the table.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between: (a) the compensation actually paid to the Company’s PEO and (b) the average of the compensation actually paid to the Company’s other NEOs to (iii) the Company’s “Company-selected Measure,” which is EPS, over the five years presented in the table.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Company EPS

Total Shareholder Return Vs Peer Group [Text Block]

Relationship between the Company’s TSR and the TSR of its chosen peer group over the Company’s five fiscal years included in the Pay vs. Performance Table.

Comparison of Cumulative TSR of
Comfort Systems USA, Inc. and Peer Group

Tabular List [Table Text Block]

Company-selected Measures

2025 Key Performance Measures Linking Performance and Executive Compensation Actually Paid:*
Earnings Per Share
Free Cash Flow
Relative Total Shareholder Return
*	For a further discussion of how we calculate EPS, FCF, and Relative TSR, see the “Liquidity and Capital Resources” section and Notes 14 and 15 to the Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2025.

Total Shareholder Return Amount					188.98	$ 221.05	$ 397.06	$ 821.48	$ 1,814.51
Peer Group Total Shareholder Return Amount					127.67	$ 114.87	$ 158.19	$ 182.40	$ 219.76
Net Income (Loss) Attributable to Parent	$ 1,022,558,000	$ 522,433,000	$ 323,398,000	$ 245,947,000	$ 143,348,000
Company Selected Measure Amount | $ / shares	28.88	14.60	9.01	6.82	3.93
PEO Name	Mr. Lane	Mr. Lane	Mr. Lane	Mr. Lane	Mr. Lane
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Non-GAAP Measure Description [Text Block]
(6)	The amounts reported in column (i) represent the Company’s earnings per share, which the Company has determined represents the most important performance measure used to link compensation actually paid to our PEO and other NEOs to the Company’s performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,249,812)	$ (4,509,860)	$ (3,256,375)	$ (2,613,579)	$ (2,375,954)
Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,083,533)	(884,813)	(1,896,681)	(499,556)	(434,609)
Equity Awards Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,831,210	10,882,566	7,302,713	4,175,683	5,687,775
Equity Awards Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,217,511	3,628,186	2,692,478	790,399	1,095,973
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,741,125	4,723,391	3,676,557	2,672,724	2,618,925
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,861,610	926,607	2,004,075	510,773	478,976
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,185,889	4,566,941	3,073,436	1,653,961	2,491,617
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,455,755	1,797,928	581,873	308,871	497,219
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,095,804)	1,592,234	552,720	(151,002)	577,233
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	900,146	903,651	106,530	(29,245)	119,778
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 0